Subsequent Events	3 Months Ended
Mar. 31, 2021
Subsequent Events [Abstract]
Subsequent Events

21. Subsequent Events

The Company has evaluated subsequent events through the date the financial statements were issued and did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements.